Supplement to the
Fidelity® Advisor
Real Estate Fund
Class A, Class T, Class B, and Class C
September 29, 2004
Prospectus

The following information replaces the biographical information for Steve Buller found under the heading "Fund Management" beginning on page 24.

Sam Wald is manager of Advisor Real Estate Fund, which he has managed since October 2004. Since joining Fidelity Investments in 1996, he has worked as a research analyst, associate portfolio manager and manager.

ARE-04-04 October 8, 2004
1.777594.105

Supplement to the
Fidelity® Advisor
Real Estate Fund
Institutional Class
September 29, 2004
Prospectus

The following information replaces the biographical information for Steve Buller found under the heading "Fund Management" beginning on page 22.

Sam Wald is manager of Advisor Real Estate Fund, which he has managed since October 2004. Since joining Fidelity Investments in 1996, he has worked as a research analyst, associate portfolio manager and manager.

AREI-04-03 October 8, 2004
1.783271.103